Share-Based Compensation - Share Based Compensation Expense by Type of Award (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	¥ 59,789	$ 9,163	¥ 94,897	¥ 112,763
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	21,837	3,347	40,533	45,973
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	¥ 37,952	$ 5,816	¥ 54,364	¥ 66,790